Other equity instruments (Tables)	6 Months Ended
Jun. 30, 2019
Other equity instruments
Schedule of other equity instruments

£m

At 1 January 2019	6,491
Redemption of Additional Tier 1 securities	(1,481)
Additional Tier 1 securities issued in the period:
US dollar notes ($500 million nominal)	396
At 30 June 2019	5,406